Alger Small Cap Growth Institutional Fund (Prospectus Summary) | Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
INVESTMENT OBJECTIVE
Alger Small Cap Growth Institutional Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Small Cap Growth Institutional Fund	Class I	Class R
Management Fees	0.81%	0.81%
Distribution (12b-1) Fees	none	0.50%
Other Expenses (including shareholder servicing fees of .25%)	0.37%	0.40%
Total Annual Fund Operating Expenses	1.18%	1.71%

EXAMPLE
The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example Alger Small Cap Growth Institutional Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	120	375	649	1,432
Class R	174	539	928	2,019

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 70.57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change.
High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management,Inc.
believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2011, the market capitalization of the companies in these indexes ranged from $23.4 million to $3.7 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Institutional Funds has authorized a partial closing of Alger Small Cap Growth Institutional Fund. Effective January 19, 2010, the Fund's
shares are available for purchase only by existing shareholders of the Fund who maintain open accounts and certain select groups of investors who transact with certain broker dealers and third party administrators identified by Fred Alger & Company, Incorporated, the Fund's distributor.

The Fund may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.
PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the
Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally.
Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

o the possibility of greater risk of a decrease in the value of your investment by investing in smaller, less-seasoned companies rather than larger, more-
established companies owing to such factors as inexperienced management and limited product lines or financial resources.

o it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.
PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that a
Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the
Fund's website www.alger.com.
ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)

Best Quarter: Q2 2009 20.34% Worst Quarter: Q4 2008 -27.26%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Average Annual Total Returns Alger Small Cap Growth Institutional Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I Return Before Taxes	(2.91%)	1.84%	6.08%	8.49%	Nov. 08, 1993	[1]
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(3.52%)	1.71%	6.01%	7.62%	Nov. 08, 1993	[1]
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(1.08%)	1.57%	5.35%	7.17%	Nov. 08, 1993	[1]
Class R	Class R (Inception 1/27/03) Return Before Taxes	(3.39%)	1.35%	5.58%	7.97%	Nov. 08, 1993	[1]
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%	5.33%	Nov. 08, 1993	[1]
[1]	Performance of the Fund's Class R Shares prior to January 27, 2003 reflects the performance of the Fund's Class I Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.